UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-73600

                                  Monetta Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             1776 S. Naperville Road, Suite 100
                             Wheaton, IL 60187-8133
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

                              Monetta Financial Services, Inc.
                              1776-A S. Naperville Road, Suite 100
                              Wheaton, IL 60187-8133
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-630-462-9800
                                                           --------------

                     Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: September 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


MONETTA TRUST -  YOUNG INVESTOR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007



COMMON STOCK - 49.8%
NUMBER OF SHARES                                                                          MARKET VALUE

Apparel - 2.4%
   *120   Coach, Inc.                                                                           $5,672
    100   Nike, Inc. - CL B                                                                      5,866
                                                                                        --------------
                                                                                                11,538
Beverages - 4.3%
    185   The Coca-Cola Co.                                                                     10,632
    140   PepsiCo, Inc.                                                                         10,256
                                                                                        --------------
                                                                                                20,888
Cosmetics/Personal Care - 2.0%
    140   The Proctor & Gamble Co.                                                               9,848


Food - 6.4%
    100   General Mills, Inc.                                                                    5,801
    100   Kellogg Co.                                                                            5,600
    180   The Hershey Co.                                                                        8,354
    170   Wm. Wrigley Jr. Co.                                                                   10,919
                                                                                        --------------
                                                                                                30,674
Internet - 5.5%
   *100   Amazon.com, Inc.                                                                       9,315
   *150   eBay, Inc.                                                                             5,853
    *20   Google, Inc. - CL A                                                                   11,345
                                                                                        --------------
                                                                                                26,513
Media - 1.8%
    260   The Walt Disney Co.                                                                    8,941


Retail - 20.8%
    200   American Eagle Outfitters, Inc.                                                        5,262
    200   Best Buy Co., Inc.                                                                     9,204
    200   Burger King Holdings, Inc.                                                             5,098
   *100   Chipotle Mexican Grill, Inc. - CL A                                                   11,813
   *100   Dick's Sporting Goods, Inc.                                                            6,715
   *150   GameStop  Corp. - CL A                                                                 8,453
    230   Home Depot, Inc.                                                                       7,461
   *150   Kohl's Corp.                                                                           8,600
    210   McDonald's Corp.                                                                      11,439
    100   Target Corp.                                                                           6,357
   *200   Urban Outfitters, Inc.                                                                 4,360
    195   Wal-Mart Stores, Inc.                                                                  8,512
    200   Wendy's Int'l, Inc.                                                                    6,982
                                                                                        --------------
                                                                                               100,256
Software - 1.2%
   *100   Electronic Arts, Inc.                                                                  5,599


Toys/Games/Hobbies - 5.4%
    330   Hasbro, Inc.                                                                           9,200
   *325   Marvel Entertainment, Inc.                                                             7,618
    400   Mattel, Inc.                                                                           9,384
                                                                                        --------------
                                                                                                26,202

                                                                                        --------------
TOTAL COMMON STOCK                                                                             240,459
   (COST $220,856)(a)



EXCHANGE TRADED FUNDS - 46.9%
NUMBER OF SHARES

   *215   iSHARES S&P 100 Index Fund                                                            15,377
    133   iShares S&P 500 Index Fund                                                            20,309
    195   iShares S&P 500 Value Index Fund                                                      15,875
    315   iShares S&P 500 Growth Index Fund                                                     22,355
    735   SPDR Trust Series 1                                                                  112,190
    325   Vanguard Growth ETF                                                                   21,044
     85   Vanguard Large-Cap ETF                                                                 5,798
    190   Vanguard Value ETF                                                                    13,572
                                                                                        --------------

TOTAL EXCHANGE TRADED FUNDS                                                                    226,520
   (COST $213,229)(a)


VARIABLE RATE DEMAND NOTES - 3.1%
PRINCIPAL AMOUNT
 14,900   Wisconsin Corp. Central Credit UniON - 4.799%**                                       14,900
                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                                14,900
   (COST $14,900)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 99.8%                                                                      481,879
   (COST $448,985)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.2%                                                           712
                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                       $482,591

                                                                                        ==============





(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $40,238 and the aggregate gross unrealized depreciation is $7,344, resulting in net unrealized appreciation of $32,894.

*  Non-income producing security.

** Rate in effect at September 30, 2007.




MONETTA TRUST - MID-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007




COMMON STOCK - 97.3%
NUMBER OF SHARES                                                                          MARKET VALUE

Agriculture - 2.7%
    1,500   Bunge Ltd.                                                                        $161,175


Auto Parts & Equipment - 0.8%
    3,000   ArvinMeritor, Inc.                                                                  50,460


Biotechnology - 5.3%
   *2,000   Celgene Corp.                                                                      142,620
   *1,000   Millipore Corp.                                                                     75,800
   *2,500   Vertex Pharmaceuticals, Inc.                                                        96,025
                                                                                        --------------
                                                                                               314,445
Building Materials - 2.2%
    1,000   Martin Marietta Materials, Inc.                                                    133,550


Chemicals - 7.9%
    2,500   Albemarle Corp.                                                                    110,500
    2,400   FMC Corp.                                                                          124,848
    2,000   The Sherwin-Williams Co.                                                           131,420
    4,000   The Valspar Corp.                                                                  108,840
                                                                                        --------------
                                                                                               475,608
Commercial Services - 6.2%
   *4,500   Iron Mountain, Inc.                                                                137,160
   *3,000   Monster Worldwide, Inc.                                                            102,180
   *5,000   Quanta Services, Inc.                                                              132,250
                                                                                        --------------
                                                                                               371,590
Computers - 1.9%
   *2,000   Computer Sciences Corp.                                                            111,800


Cosmetics/Personal Care - 1.3%
   *3,000   Bare Escentuals, Inc.                                                               74,610


Diversified Financial Services - 3.3%
    3,750   Raymond James Financial, Inc.                                                      123,188
    2,000   The First Marblehead Corp.                                                          75,860
                                                                                        --------------
                                                                                               199,048
Electronics - 4.6%
   *4,000   Avnet, Inc.                                                                        159,440
   *2,000   Thermo Fisher Scientific, Inc.                                                     115,440
                                                                                        --------------
                                                                                               274,880
Food - 1.6%
    2,000   Whole Foods Market, Inc.                                                            97,920


Healthcare-Products - 6.1%
    1,500   Beckman Coulter, Inc.                                                              110,640
   *3,000   Kinetic Concepts, Inc.                                                             168,840
    2,000   West Pharmaceutical Services, Inc.                                                  83,320
                                                                                        --------------
                                                                                               362,800
Healthcare-Services - 4.1%
   *2,000   Humana, Inc.                                                                       139,760
   *3,000   Sunrise Senior Living, Inc.                                                        106,110
                                                                                        --------------
                                                                                               245,870
Internet - 2.3%
   *4,000   VeriSign, Inc.                                                                     134,960


Lodging - 3.7%
    2,500   Boyd Gaming Corp.                                                                  107,125
    3,000   Choice Hotel Int'l, Inc.                                                           113,010
                                                                                        --------------
                                                                                               220,135
Machinery-Diversified - 1.7%
   *2,000   AGCO Corp.                                                                         101,540


Media - 1.5%
  *25,000   Sirius Satellite Radio, Inc.                                                        87,250


Mining - 1.5%
    2,000   Cameco Corp.                                                                        92,480


Oil & Gas - 9.9%
    1,000   Diamond Offshore Drilling, Inc.                                                    113,290
    2,000   Holly Corp.                                                                        119,660
    1,500   Noble Energy, Inc.                                                                 105,060
    2,000   Valero Energy Corp.                                                                134,360
    2,000   XTO Energy, Inc.                                                                   123,680
                                                                                        --------------
                                                                                               596,050
Oil & Gas Services - 1.7%
   *1,300   Exterran Holdings, Inc.                                                            104,442


Packaging & Containers - 1.4%
   *3,000   Pactiv Corp.                                                                        85,980


Pharmaceuticals - 1.9%
   *2,000   Barr Pharmaceuticals, Inc.                                                         113,820


Retail - 2.4%
    6,000   PriceSmart, Inc.                                                                   141,600


Semiconductors - 2.4%
   *5,000   Cypress Semiconductor Corp.                                                        146,050


Software - 3.9%
    2,500   Global Payments, Inc.                                                              110,550
   *8,000   Informatica Corp.                                                                  125,600
                                                                                        --------------
                                                                                               236,150
Telecommunications - 13.4%
   *5,000   Andrew Corp.                                                                        69,250
   *3,000   CommScope, Inc.                                                                    150,720
  *20,000   Level 3 Communications, Inc.                                                        93,000
   *2,000   NII Holdings, Inc.                                                                 164,300
   *2,200   SAVVIS, Inc.                                                                        85,316
   *3,000   SBA Communications Corp.                                                           105,840
    5,000   AO VimpelCom - SP ADR (b)                                                          135,200
                                                                                        --------------
                                                                                               803,626
Transportation - 1.6%
   *4,000   American Commercial Lines, Inc.                                                     94,920

                                                                                        --------------
TOTAL COMMON STOCKS                                                                          5,832,759
  (COST $4,651,097)(a)


VARIABLE RATE DEMAND NOTES - 3.5%
  211,500   Wisconsin Corp. Central Credit Union - 4.799%**                                    211,500

                                                                                        --------------
TOTAL VARIABLE RARTE DEMAND NOTES                                                              211,500
  (COST $211,500)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.8%                                                                   6,044,259
  (COST $4,862,597)(a)

OTHER NET ASSETS LESS LIABILITIES - (0.8%)                                                     (49,942)
                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $5,994,317
                                                                                        ==============






(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $1,325,538 and the aggregate gross unrealized depreciation is $143,876, resulting in net unrealized appreciation of $1,181,662.

(b) American Depository Receipt (ADR)

*  Non-income producing security.

** Rate in effect at September 30, 2007.





MONETTA TRUST -  BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007




COMMON STOCK - 58.7%
NUMBER OF SHARES                                                                          MARKET VALUE

Agriculture - 4.9%
    1,000   Altria Group, Inc.                                                                 $69,530
    2,500   Archer-Daniels-Midland Co.                                                          82,700
                                                                                        --------------
                                                                                               152,230
Computers - 3.2%
    2,000   Hewlett-Packard Co.                                                                 99,580


Cosmetics/Personal Care - 2.2%
    1,000   Proctor & Gamble Co.                                                                70,340


Diversified Financial Services - 4.3%
    1,000   Citigroup, Inc.                                                                     46,670
   *2,000   E*TRADE Financial Corp.                                                             26,120
    1,320   J.P. Morgan Chase & Co.                                                             60,482
                                                                                        --------------
                                                                                               133,272
Electric - 0.9%
    1,500   Duke Energy Corp.                                                                   28,035


Environmental Control - 2.4%
    2,000   Waste Management, Inc.                                                              75,480


Forest Products & Paper - 2.3%
    2,000   Int'l Paper Co.                                                                     71,740


Healthcare-Services - 2.3%
    1,500   UnitedHealth Group, Inc.                                                            72,645


Insurance - 3.9%
    1,000   American Int'l Group, Inc.                                                          67,650
    1,000   The Chubb Corp.                                                                     53,640
                                                                                        --------------
                                                                                               121,290
Machinery-Construction & Mining - 2.5%
    1,000   Caterpillar, Inc.                                                                   78,430


Media - 1.6%
    1,500   The Walt Disney Co.                                                                 51,585


Miscellaneous Manufacturing - 2.0%
    1,500   General Electric Co.                                                                62,100


Oil & Gas - 6.3%
    2,000   Helmerich & Payne, Inc.                                                             65,660
    1,000   Valero Energy Corp.                                                                 67,180
    1,066   XTO Energy, Inc.                                                                    65,922
                                                                                        --------------
                                                                                               198,762
Oil & Gas Services - 2.3%
    1,000   Smith Int'l, Inc.                                                                   71,400


Pharmaceuticals -5.9%
    1,000   Cardinal Health, Inc.                                                               62,530
   *3,000   Gilead Sciences, Inc.                                                              122,610
                                                                                        --------------
                                                                                               185,140
Retail - 3.8%
    1,000   McDonald's Corp.                                                                    54,470
    1,000   Target Corp.                                                                        63,570
                                                                                        --------------
                                                                                               118,040
Software - 2.8%
    3,000   Microsoft Corp.                                                                     88,380


Transportation - 5.1%
      500   FedEx Corp.                                                                         52,375
    1,000   Norfolk Southern Corp.                                                              51,910
      500   Union Pacific Corp.                                                                 56,530
                                                                                        --------------
                                                                                               160,815

                                                                                        --------------
TOTAL COMMON STOCKS                                                                          1,839,264
  (COST $1,368,609)(a)



CORPORATE BONDS - 27.9%
PRINCIPAL AMOUNT                                             MATURITY DATE                       VALUE

Auto - 0.6%
   20,000   Daimlerchrysler NA Holding Co. 4.875%              06/15/10                         19,785


Banks - 2.8%
   20,000   Bank of New York 4.950%                            01/14/11                         19,926
   20,000   Northern Trust Co. 7.100%                          08/01/09                         20,762
   20,000   PNC Funding Corp. 7.500%                           11/01/09                         20,992
   25,000   Royal Bank of Scotland Group PLC 9.118%            03/31/49                         26,784
                                                                                        --------------
                                                                                                88,464
Cable TV - 0.3%
   10,000   Cox Communications, Inc. 3.875%                    10/01/08                          9,846


Chemicals - 0.5%
   15,000   Dow Chemical Co. 6.000%                            10/01/12                         15,392


Computers - 0.6%
   20,000   Hewlett-Packard Co. 3.625%                         03/15/08                         19,860


Electric - 8.6%
   15,000   Arizona Public Service Co. 5.800%                  06/30/14                         14,872
   15,000   CILCorp, Inc. 8.700%                               10/15/09                         15,772
   20,000   Constellation Energy Group 6.125%                  09/01/09                         20,319
   15,000   Consumers Energy Co. 4.800%                        02/17/09                         14,933
   16,000   Detroit Edison Co. 6.125%                          10/01/10                         16,534
   11,000   DPL, Inc. 6.875%                                   09/01/11                         11,528
   15,000   Duke Energy Corp. 7.375%                           03/01/10                         15,708
   15,000   Florida Power & Light 4.850%                       02/01/13                         14,707
   15,000   MidAmerican Energy Holdings 3.500%                 05/15/08                         14,830
   20,000   Ohio Power Co. 4.850%                              01/15/14                         18,955
   15,000   Pacific Gas & Electric 4.200%                      03/01/11                         14,517
   25,000   Pepco Holdings, Inc. 6.450%                        08/15/12                         26,063
   20,000   Public Service Electric & Gas 5.000%               08/15/14                         19,153
   15,000   TXU Energy Co. 7.000%                              03/15/13                         16,491
   15,000   Virginia Electric & Power 4.750%                   03/01/13                         14,442
   20,000   Wisconsin Electric Power 3.500%                    12/01/07                         19,943
                                                                                        --------------
                                                                                               268,767
Energy - 1.3%
   25,000   Conoco Funding Co. 6.350%                          10/15/11                         26,084
   15,000   Shell Int'l Finance 4.950%                         03/22/12                         15,064
                                                                                        --------------
                                                                                                41,148
Finance - 4.9%
   20,000   American Express 4.875%                            07/15/13                         19,261
   20,000   American General Finance 2.750%                    06/15/08                         19,660
   20,000   Boeing Capital Corp. 6.100%                        03/01/11                         20,660
   15,000   General Electric Capital Corp. 8.625%              06/15/08                         15,331
   20,000   General Electric Capital Corp. 6.000%              06/15/12                         20,644
   20,000   National Rural Utilities 4.375%                    10/01/10                         19,649
   14,000   Pemex Finance Ltd. 9.030%                          02/15/11                         14,770
   25,000   SLM Corp. 5.375%                                   01/15/13                         22,660
                                                                                        --------------
                                                                                               153,635
Food/Beverages - 0.6%
   20,000   Diageo Capital plc 3.375%                          03/20/08                         19,811


Insurance - 1.3%
   15,000   GE Global Insurance Holdings 7.500%                06/15/10                         15,964
   25,000   Reinsurance Group of America 6.750%                12/15/11                         26,005
                                                                                        --------------
                                                                                                41,969
Mortgage/Asset Backed - 1.7%
   29,363   Bear Stearns Commercial Mortgage
              Securities, Inc. 6.440%                          06/16/30                         29,486
   25,000   Morgan Stanley Capital I Trust 4.660%              09/13/45                         24,019
                                                                                        --------------
                                                                                                53,505
Multimedia - 0.6%
   15,000   Historic TW, Inc. 9.125%                           01/15/13                         17,215


Regional Authority - 0.9%
   25,000   Quebec Province 7.125%                             02/09/24                         29,452


Regional Malls - 0.5%
   15,000   Simon Property Group LP 7.000%                     07/15/09                         15,430


Retail - 0.5%
   15,000   Wal-Mart Stores, Inc. 4.550%                       05/01/13                         14,474


Telephone - 1.7%
   10,000   Deutsche Telekom Int'l Finance 8.500%              06/15/10                         10,718
   15,000   France Telecom 7.750%                              03/01/11                         16,136
   25,000   Verizon Pennsylvania 5.650%                        11/15/11                         25,280
                                                                                        --------------
                                                                                                52,134
Transportation - 0.5%
   15,000   Union Pacific Co. 7.250%                           11/01/08                         15,303

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                          875,190
  (COST $877,422)(a)



EXCHANGE TRADED FUNDS - 4.9%
NUMBER OF SHARES
   1,000   SPDR Trust Series 1                                                                 152,640

                                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS                                                                    152,640
  (COST $142,283)(a)



U.S. GOVERNMENT AGENCIES - 5.1%
PRINCIPAL AMOUNT
 100,000   Private Export Funding 5.685%                       05/15/12                        104,492
  60,000   Tennessee Valley Authority 4.700%                   07/15/33                         55,100

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 159,592
  (COST $163,317)(a)



U.S.TREASURY NOTES - 3.0%
PRINCIPAL AMOUNT
   5,000   U.S. Treasury Note 4.750%                           05/15/14                          5,114
  75,000   U.S. Treasury Note 6.500%                           11/15/26                         89,906

                                                                                        --------------
TOTAL U.S. TREASURY NOTES                                                                       95,020
  (COST $89,562)(a)



VARIABLE RATE DEMAND NOTES - 0.4%
PRINCIPAL AMOUNT
  11,500   Wisconsin Corp. Central Credit Union - 4.799%**                                      11,500

                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                                11,500
  (COST $11,500)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 100.0%                                                                   3,133,206
  (cost $2,652,693)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.00%                                                       (1,199)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                     $3,132,007
                                                                                        ==============





(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $496,845 and the aggregate gross unrealized depreciation is $16,332, resulting in net unrealized appreciation of $480,513.

*  Non-income producing security.

** Rate in effect at September 30, 2007.





MONETTA TRUST - INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007




CORPORATE BONDS - 62.0%
PRINCIPAL AMOUNT                                                 MATURITY DATE                   VALUE

Auto - 0.4%
   25,000   Daimler Finance NA LLC 5.900%                            08/15/11                  $25,465


Banks - 7.2%
   80,000   Bank of New York 4.950%                                  01/14/11                   79,706
   51,000   Crestar Financial Corp. 6.500%                           01/15/08                   51,274
  105,000   PNC Funding Corp. 7.500%                                 11/01/09                  110,206
  175,000   Royal Bank of Scotland Group PLC 9.118%                  03/31/49                  187,487
                                                                                        --------------
                                                                                               428,673
Chemicals - 1.9%
  100,000   PPG Industries, Inc. 7.400%                              08/15/19                  111,741


Electric - 10.5%
   23,000   Consolidated Edison Co. of New York 6.900%               10/01/28                   24,131
   75,000   Consumers Energy Co. 4.800%                              02/17/09                   74,667
   75,000   Detroit Edison Co. 6.125%                                10/01/10                   77,502
  135,000   Duke Energy Corp. 7.375%                                 03/01/10                  141,368
   75,000   Ohio Power Co. 4.850%                                    01/15/14                   71,082
   75,000   Pepco Holdings, Inc. 6.450%                              08/15/12                   78,188
  150,000   Westar Energy, Inc. 7.125%                               08/01/09                  153,067
                                                                                        --------------
                                                                                               620,005
Energy - 1.7%
  100,000   Chesapeake Energy Corp. 6.625%                           01/15/16                  100,000


Finance - 11.4%
   80,000   Boeing Capital Corp. 6.100%                              03/01/11                   82,642
  255,000   Goldman Sachs Group, Inc. 6.600%                         01/15/12                  267,470
  160,000   Lehman Brothers Holdings 4.030%                          02/09/17                  121,718
  108,500   Pemex Finance Ltd. 9.030%                                02/15/11                  114,467
   65,000   SLM Corp. 5.375%                                         01/15/13                   58,915
   35,000   SLM Corp. 5.125%                                         08/27/12                   31,718
                                                                                        --------------
                                                                                               676,930
Insurance - 8.8%
   82,000   CNA Financial Corp. 6.950%                               01/15/18                   84,347
   50,000   Fidelity Nat'l Financial 5.250%                          03/15/13                   48,835
  172,000   GE Global Insurance Holdings 7.500%                      06/15/10                  183,058
   30,000   Principal Life, Inc. 4.030%                              10/01/14                   26,142
  175,000   Reinsurance Group of America 6.750%                      12/15/11                  182,033
                                                                                        --------------
                                                                                               524,415
Mortgage/Asset Backed - 5.0%
  176,175   Bear Stearns Commercial Mortgage
              Securities, Inc. 6.440%                                06/16/30                  176,917
  125,000   Morgan Stanley Capital I Trust 4.660%                    09/13/45                  120,093
                                                                                        --------------
                                                                                               297,010
Pipelines - 5.0%
  250,000   Enbridge Energy Partners 7.000%                          10/01/18                  270,877
   25,000   ONEOK, Inc. 5.510%                                       02/16/08                   24,988
                                                                                        --------------
                                                                                               295,865
Regional Malls - 1.1%
   65,000   Simon Property Group LP 7.000%                           07/15/09                   66,862


Special Purpose Entity - 0.9%
   50,000   BankAmerica Institutional - A 8.070%                     12/31/26                   52,018


Telephone - 4.7%
  125,000   Deutsche Telekom Int'l Finance 8.500%                    06/15/10                  133,979
  135,000   France Telecom 7.750%                                    03/01/11                  145,223
                                                                                        --------------
                                                                                               279,202
Transport-Equipment & Leasing - 0.3%
   20,000   GATX Financial Corp. 6.000%                              11/19/08                   20,158


Wireless Equipment - 3.1%
  100,000   Motorola Inc. 7.500%                                     05/15/25                  104,046
   75,000   Qwest Corp. 7.50%                                        06/15/23                   76,591
                                                                                        --------------
                                                                                               180,637

                                                                                        --------------
TOTAL CORPORATE BONDS                                                                        3,678,981
  (COST $3,690,155)(a)


U.S. GOVERNMENT AGENCIES - 22.4%
PRINCIPAL AMOUNT

   11,666   Federal Home Loan Bank 3.850%                            12/11/07                   11,641
  100,000   Federal Nat'l Mortgage Assoc. 5.750%                     03/16/20                   99,070
  285,000   Federal Nat'l Mortgage Assoc. 6.000%                     04/19/13                  285,207
  300,000   Federal Nat'l Mortgage Assoc. 6.000%                     12/27/16                  300,472
   50,000   Federal Nat'l Mortgage Assoc. 6.125%                     03/21/16                   50,229
   50,000   Federal Home Loan Mortgage Corp. 5.000%                  10/22/18                   50,001
   64,000   Federal Home Loan Mortgage Corp. 5.375%                  08/01/18                   64,050
   50,000   Federal Home Loan Mortgage Corp. 4.625%                  07/09/13                   49,264
  400,000   Private Export Funding 5.685%                            05/15/12                  417,967

                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES                                                               1,327,901
  (COST $1,321,699)(a)


U.S. TREASURY NOTES - 4.2%
PRINCIPAL AMOUNT

  240,000   U.S. Treasury Note 5.125%                                05/15/16                  250,144

                                                                                        --------------
TOTAL U.S. TREASURY NOTES                                                                      250,144
  (COST $243,258)(a)


MUNICIPAL BONDS - 5.2%
PRINCIPAL AMOUNT

   50,000   Albuquerque New Mexico Golf Course 6.600%                07/01/08                   50,146
  100,000   Kronewetter Wisconsin Redevelopment
              Authority  6.375%                                      06/01/08                  100,558
  125,000   PIMA County Arizona IDA Education
              Revenue Bonds 6.290%                                   07/01/10                  125,765
   30,000   Illinois Finance Authority Revenue Bonds 6.250%          12/01/07                   30,019

                                                                                        --------------
TOTAL MUNICIPAL BONDS                                                                          306,488
  (COST $305,509)(a)


VARIABLE RATE DEMAND NOTES - 1.7%
PRINCIPAL AMOUNT

   101,600   Wisconsin Corp. Central Credit Union  4.799%**                                    101,600

                                                                                        --------------
TOTAL VARIABLE RATE DEMAND NOTES                                                               101,600
  (COST $101,600)(a)

                                                                                        --------------
TOTAL INVESTMENTS - 95.5%                                                                    5,665,114
  (COST $5,662,221)(a)

OTHER NET ASSETS LESS LIABILITIES - 4.5%                                                       266,199

                                                                                         --------------

TOTAL NET ASSETS - 100%                                                                     $5,931,313
                                                                                         ==============




(a) Cost is identical for book and tax purposes; the aggregate gross unrealized appreciation is $50,954 and aggregate gross unrealized depreciation is $48,061, resulting in net unrealized appreciation of $2,893.

**   Rate in effect on September 30, 2007.





MONETTA TRUST - GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


FEDERAL HOME LOAN BANK - 44.1%
PRINCIPAL AMOUNT                                                                                 VALUE
   775,000 5.130%                                      DUE 10/24/07                           $772,456
   855,000 4.935%                                      DUE 11/23/07                            848,788
   575,000 4.545%                                      DUE 12/21/07                            569,120
   425,000 5.090%                                      DUE 10/09/07                            424,519
                                                                                        --------------
                                                                                             2,614,883

FEDERAL NATIONAL MORTGAGE ASSOC. - 37.6%
PRINCIPAL AMOUNT
   400,000 5.135%                                      DUE 10/17/07                            399,087
   595,000 4.850%                                      DUE 12/05/07                            589,790
   705,000 5.080%                                      DUE 11/14/07                            700,623
   545,000 5.118%                                      DUE 10/31/07                            542,676
                                                                                        --------------
                                                                                             2,232,175

FEDERAL HOME LOAN MORTGAGE CORP. - 18.4%
PRINCIPAL AMOUNT
   570,000 4.751%                                      DUE 12/10/07                            564,734
   525,000 5.100%                                      DUE 10/16/07                            523,885
                                                                                        --------------
                                                                                             1,088,619

                                                                                        --------------
TOTAL INVESTMENTS - 100.1%                                                                   5,935,677
   (COST $5,935,677)(a)

OTHER NET ASSETS LESS LIABILITIES - (-0.1%)                                                     (6,396)
                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                     $5,929,281

                                                                                        ==============



(a) Cost is identical for book and tax purposes.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures
    (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.


ITEM 3. EXHIBITS

     Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------



(Registrant) Monetta Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  ROBERT S. BACARELLA
                         -------------------------------------------------------
                          Robert S. Bacarella, Principal Executive Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      November 7, 2007
    ----------------------------------------------------------------------------